Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 327,232,942.71
Previously Paid Amount	0.00
Total Fee Amount	50,099.36
Total Offset Amount	0.00
Net Fee	$ 50,099.36